Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended
	Mar. 15, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000224810
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,330	$ 10,950	$ 11,570	$ 9,920	$ 8,585	$ 9,007	$ 8,264	$ 9,137	$ 9,208	$ 9,941	$ 8,454	$ 9,848	$ 10,070	$ 10,533	$ 10,704	$ 10,906	$ 10,412	$ 11,036	$ 11,620
C000224811
Account Value [Line Items]
Accumulated Value	500,000	516,500	548,000	579,000	496,874	429,919	450,559	413,810	457,607	461,635	498,384	424,382	494,178	505,295	529,043	537,633	547,909	523,602	554,998	584,369
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	10,000	10,393	10,767	11,121	10,733	9,827	9,638	8,901	9,875	10,030	10,883	9,836	11,326	11,781	12,735	13,061	13,673	13,176	14,756	16,019
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 519,629	$ 538,354	$ 556,037	$ 536,636	$ 491,349	$ 481,913	$ 445,067	$ 493,738	$ 501,480	$ 544,129	$ 491,807	$ 566,303	$ 589,051	$ 636,732	$ 653,075	$ 683,667	$ 658,791	$ 737,810	$ 800,949